S000011204 [Member] Annual Fund Operating Expenses - Dodge & Cox Balanced Fund	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Dodge & Cox Balanced – Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.02%	[2]
Expenses (as a percentage of Assets)	0.52%	[2]
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.52%	[2]
Dodge & Cox Balanced – Class X
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.02%	[2]
Expenses (as a percentage of Assets)	0.47%	[2],[3]
Fee Waiver or Reimbursement	0.05%	[2],[3]
Net Expenses (as a percentage of Assets)	0.42%	[2],[3]

[1]	Management fees include investment advisory fee expenses of 0.40% for each class of the Fund; and administrative services fee expenses of 0.10% for the Fund’s Class I shares and 0.05% for the Fund’s Class X shares.
[2]	Restated to reflect the current fee waiver and expense reimbursement agreement. Absent restatement, Class X “Expense Reimbursement” would have been 0.04% and Class X “Net Expenses” would have been 0.43%.
[3]	Dodge & Cox has contractually agreed, through April 30, 2026, to waive management fees or reimburse the Fund for ordinary expenses to the extent necessary to maintain the net ordinary expense ratio of the Fund’s Class X shares at an amount 0.10% less than the net ordinary expense ratio of the Fund’s Class I shares, and additionally to the extent total ordinary expenses of the Fund’s Class X shares would otherwise exceed 0.42%. This agreement cannot be terminated prior to April 30, 2026, other than by resolution of the Fund’s Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement with respect to the maintenance of the net ordinary expense ratio differential between Class X and Class I shares will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.